Note 19 - Mezzanine Equity - Mezzanine Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity, Beginning Balance	$ 1,741
Proceeds from Issuance of Convertible Preferred Stock		1,741
Deemed dividend for beneficial conversion feature		1,403
Beneficial conversion feature		(1,403)
Conversions of Series B convertible preferred stock	(1,741)
Temporary Equity, Ending Balance		$ 1,741